Labor and social obligations	12 Months Ended
Dec. 31, 2025
Labor And Social Obligations
Labor and social obligations

24	Labor and social obligations

	December 31, 2025	December 31, 2024

Salaries and payroll charges	62,232	70,291
Provision for vacation	193,878	218,987
Healthcare plan (i)	106,589	117,578
Provision for profit sharing (ii)	203,784	181,446
Incentivized Dismissal Program - IDP (iii)	17,126	62,127
Voluntary Dismissal Program - VDP (iv)	113,338	629,273
Consent Decree (TAC)	2,163	5,587
Knowledge Retention Program (KRP)	519	904
Total	699,629	1,286,193

(i)	Healthcare plan

Benefits granted are paid after the event, free of choice, and are sponsored by the contributions of SABESP and the employees. In 2025, the Company contributed 8.19%, on average, of gross payroll, totaling R$ 266,597 (8.63% in 2024, totaling R$ 29,929) in expenses with salaries, payroll charges, and benefits.

The agreement entered into between SABESP and AAPS (SABESP’s Association of Retirees and Pensioners) regarding the financial compensation linked to the effectiveness of the SABESP and VIVEST health plan agreement, for the period of 60 months of the migration of retirees, former employees, pensioners and dependents between health plans, is recorded in this line.

Until the ratification of the agreement, SABESP was responsible for transferring to VIVEST the amounts related to the deficits of the health plans of retirees, former employees, pensioners and dependents, and for the reimbursement by each of them to the Company for the deficit.

In the first quarter of 2024, the Company recognized the obligation related to the agreement, considering the entire population migrated or under negotiation for health plan migration, with a total impact on profit or loss for the period of R$ 162,388 recorded in the line general expenses.

Until December 31, 2025, the total provision amount was R$ 134,751, of which R$ 42,187 in this line in current liabilities, and R$ 92,564 in non-current liabilities under the line "Other Obligations".

(ii)	Provision for profit sharing

The Profit Sharing Program was implemented based on an agreement with the labor unions. Payment corresponds to up to one month’s salary for each employee, based on the achievement of established goals. In addition, a new short-term incentive program was approved at the 2025 AEGM, which will be paid as Profit Sharing to the Company's management positions, subject to the achievement of individual and collective goals. This program is provisioned monthly, according to the achievement of these targets.

(iii)	Incentivized Dismissal Program (“IDP”) and Voluntary Dismissal Program (“VDPs”)

In June 2023, the Company implemented the IDP to reduce the number of employees in a conciliatory manner, aiming at efficiency gains, increased competitiveness and optimized costs (more details in Note 21 to the Annual Financial Statements as of December 31, 2023).

As of December 31, 2025, R$ 17,126 was recorded due to the provision for compensation incentives for employees who joined the Program, recognized in current liabilities under "Other obligations” line. These amounts refer to Health Plan reimbursements to be implemented for 24 consecutive and uninterrupted months, until approximately the end of 2026.

The VDPs were implemented to reduce the number of employees in a conciliatory manner, aiming at efficiency gains, increased competitiveness and optimized costs and was carried out in three phases:

1- 2025 VDP: applications in the period from December 23, 2024 to January 31, 2025, with 2,039 applications and contractual terminations beginning February 2025 (further details in Note 23 of the Annual Financial Statements as of December 31, 2024).

2- VDPD: applications in the period from August 6, 2025 to August 29, 2025, with 145 applications and contract terminations scheduled from August 6, 2025 to December 31, 2025.

3 –VDP2: applications in the period from September 1, 2025 to September 26, 2025, with 1,716 applications and contract terminations according to the schedule previously established, from September 1, 2025 to December 31, 2025.

Until December 31, 2025, the amount of R$ 113,328 was recorded in current liabilities, under the line "Labor and social obligations", arising from the provision for indemnity incentives for employees who joined the programs.

Accounting policy

Salaries, vacations, 13th salary, profit sharing and supplementary payments negotiated in collective labor agreements, plus the corresponding charges and social contributions, are recorded on an accrual basis.

The profit sharing program is based on operational and financial goals, and a provision is recognized when there is an obligation provided in agreement or when there is a past practice that created a constructive obligation, being accounted for as operating cost, selling, administrative or capitalized expenses under assets.